Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

For the years ended June 30,
	2025	2024	2023
Current income tax expense	$-	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$-	$-	$-

Schedule of Group’s Actual Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the years ended June 30,
	2025	2024	2023
Loss before income tax expense	$13,065,903	$5,980,776	$6,618,209
Income tax expense at the PRC statutory rate of 25%	3,266,475	1,495,193	1,654,553
Impact of different tax rates in other jurisdictions	(1,222,580)	(155,074)	-
Effect of preferential tax rate(a)	(925,755)	(715,782)	(712,507)
Tax effect of entertainment expense	(163,943)	(191,237)	(200,297)
Tax effect of welfare expense	-	-	(181)
Tax effect of R&D expense additional deduction	317,569	337,007	270,598
Tax effect of non-deductible expenses	-	-	(142,177)
Tax effect of true-up on NOL	(329,487)	(80,363)	-
Change in valuation allowance	(942,279)	(689,744)	(869,989)
Income tax expense	$-	$-	$-

(a)	The Group’s subsidiary Scage Nanjing is subject to a favorable tax rate of 15% as a “High and New Technology Enterprise” (“HNTE”), all the Group’s other subsidiaries are subject to a favorable tax rate of 5% or 5% as small, low-profit enterprises. For the years ended June 30, 2025, 2024 and 2023, per share effect of preferential tax were (US$0.01), (US$0.01) and (US$0.01), respectively.

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

As of June 30, 2025 and 2024, the significant components of the deferred tax assets and deferred tax liabilities are summarized below:

	As of June 30,
	2025	2024
Deferred tax assets:
Net operating loss carry-forwards	$2,915,140	$2,107,134
Excess advertising expense	2	2
Allowance for credit losses	34,390	36,061
Inventory write-downs	242,646	191,624
Impairment of long-lived assets	13,992	17,038
Accrued expenses	201,770	81,123
Operating lease liabilities	19,672	38,152
Net-off with deferred tax liabilities	(29,907)	(57,288)
Total deferred tax assets	3,397,705	2,413,846
Less: Valuation allowance	(3,397,705)	(2,413,846)
Total deferred tax assets, net	$-	$-

	As of June 30,
	2025	2024
Deferred tax liabilities:
Accelerated depreciation of fixed assets	$(1,544)	$(4,557)
Fixed assets cost adjustment arise from internal transactions	(9,437)	(10,190)
Right-of-use assets	(18,926)	(42,541)
Net-off with deferred tax assets	29,907	57,288
Total deferred tax assets, net	$-	$-

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	For the years ended June 30,
	2025	2024	2023
Balance at the beginning of the period	$2,413,846	$1,731,915	$968,543
Additions	973,201	714,889	917,786
Utilization	(30,922)	(25,145)	(47,797)
Effect of change of preferential tax rate	-	-	3,121
Foreign exchange effect	41,580	(7,813)	(109,738)
Balance at the end of the period	$3,397,705	$2,413,846	$1,731,915